Unaudited Interim Condensed Consolidated Statements of Income (Loss) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenue	$ 87,060	$ 116,749
Operating expenses	(55,336)	(53,042)
Depreciation	(22,130)	(25,909)
Amortization	(8,611)	(10,899)
Other operating gains (losses), net	(82,347)	3,950
Operating (loss) income	(81,364)	30,849
Interest expense	(49,958)	(56,664)
Interest and other income	4,149	6,208
Gain (loss) on changes in fair value of financial instruments	(15,821)	(33,412)
Gain (loss) on foreign exchange	(17,306)	2,480
Income (loss) before income taxes	(160,300)	(50,539)
Tax (expense) recovery	9,351	(918)
Net income (loss)	(150,949)	(51,457)
Net income (loss) attributable to:
Telesat Corporation shareholders	(45,495)	(15,538)
Non-controlling interest	(105,454)	(35,919)
Net income (loss)	$ (150,949)	$ (51,457)
Net income (loss) per common share attributable to Telesat Corporation shareholders
Basic (in Dollars per share)	$ (3.04)	$ (1.08)
Diluted (in Dollars per share)	$ (3.04)	$ (1.08)
Total Weighted Average Common Shares Outstanding
Basic (in Shares)	14,979,228	14,381,205
Diluted (in Shares)	14,979,228	14,381,205